14. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	3 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Note 14. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

The significant non-cash transactions for the three months ended March 31, 2013 consisted of the following items:

•	funding by OTLLC of the Company’s investment requirements for the Entrée-OTLLC Joint Venture of $112,929 (March 31, 3012 – $302,606).